Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Net loss and comprehensive loss	$ 14,733,780	$ 16,291,550
Deferred:
Federal	(4,387,544)	(4,197,007)
State	(1,249,149)	(587,696)
Total deferred	(5,636,693)	(4,784,703)
Less: valuation allowance	$ 5,636,693	$ 4,784,703
Effective tax rate, differed from the federal statutory rate
Statutory rate (as a percent)	(34.00%)	(34.00%)
State taxes (as a percent)	(5.60%)	(3.60%)
Tax credits (as a percent)	(0.50%)	5.20%
Other (as a percent)	1.80%	1.70%
Valuation allowance (as a percent)	38.30%	30.70%
Effective tax rate (as a percent)	0.00%	0.00%
Non-current deferred tax assets:
Net operating Costs	$ 9,626,610	$ 7,459,489
Tax credits	374,605	261,851
Stock Compensation	297,438	188,602
Fixed Assets and Intangibles	3,700,557	470,577
Other	(93,434)	(75,432)
Gross non-current deferred tax assets	14,092,644	8,455,951
Valuation allowance	(14,092,644)	$ (8,455,951)
Increase in valuation allowance	$ 5,636,693